RELATED PARTY TRANSACTIONS - Related Party Loans (Details) - USD ($)		1 Months Ended	3 Months Ended	12 Months Ended
	Feb. 09, 2024	Feb. 28, 2022	Mar. 31, 2024	Dec. 31, 2023	Jan. 03, 2023	Mar. 14, 2022	Oct. 31, 2021
RELATED PARTY TRANSACTIONS
Price per warrant (in Dollars per share)			$ 1.00	$ 1.00
Working capital loans					$ 480,000	$ 480,000	$ 2,000,000
Additional working capital loans		$ 1,000,000
Working capital loan total net		$ 3,000,000
Principal balance amount				$ 480,000
Shares issued in settlement of obligations (in shares)	2,201,010
Qvent, LLC | Affiliate of sponsor
RELATED PARTY TRANSACTIONS
Shares issued in settlement of obligations (in shares)	2,000,000
Promissory Notes
RELATED PARTY TRANSACTIONS
Conversion amount			$ 1,500,000	$ 1,500,000